Shareholder Report, Holdings (Details) - C000049878	Apr. 30, 2025
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	22.10%
Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(14.50%)
CurrencyExposure_Long_Euro
Holdings [Line Items]
Percent of Net Long Exposure	13.70%
CurrencyExposure_Long_Japan
Holdings [Line Items]
Percent of Net Long Exposure	12.50%
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	6.10%
CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	5.90%
CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	5.60%
CurrencyExposure_Long_Dominican Republic
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	88.80%
CurrencyExposure_Short_Malaysia
Holdings [Line Items]
Percent of Net Short Exposure	(4.50%)
CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.00%)
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.40%
AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	30.30%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	52.40%